Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,178,435.36
Total Fee Amount	5,410.54
Total Offset Amount	0.00
Net Fee	$ 5,410.54
Offering Table N/A
Offset Table N/A	N/A